Significant Accounting Policies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted cash	15,000	15,000
Allowance for write off	70	84
Scrap value per light weight ton (LWT)	$0.2
Vessels useful life	25 years
CMTC
Major customer percentage	38.00%	32.00%	45.00%
British Petroleum Shipping Limited ("BP")
Major customer percentage		17.00%	23.00%
A.P. Moler-Maersk A.S. ("Maersk")
Major customer percentage	12.00%	14.00%
Hyundai Merchant Marine Co Ltd ("HMM")
Major customer percentage	24.00%	13.00%